S000080810 [Member] Investment Objectives and Goals - William Blair Small-Mid Cap Value Fund	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	WILLIAM BLAIR SMALL‑MID CAP VALUE FUND SUMMARY
Objective [Heading]	INVESTMENT OBJECTIVE:
Objective, Primary [Text Block]	The William Blair Small‑Mid Cap Value Fund seeks long-term capital appreciation.